CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares		Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Ordinary shares, par value		₪ 3.0	₪ 3.0
Ordinary shares, shares authorized		10,000,000	10,000,000
Ordinary shares, shares issued	[1]	2,028,552	2,028,552
Ordinary shares, shares outstanding	[1]	2,028,552	2,028,552

[1]	Respectively adjusted to reflect reverse split of shares.